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March 20, 2013	Colleen Bathen Meyer T +1 415 315 6366 F +1 415 315 4819 colleen.meyer@ropesgray.com

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Edward P. Bartz, Esq.

Re:	DoubleLine Equity Funds (the “Trust”)

File Nos.: 333-186042 and 811-22790

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of the Trust, pre-effective amendment number 3 to the Trust’s Registration Statement on Form N-1A (File Nos.: 333-186042 and 811-22790) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Please direct any questions regarding this filing to me at (415) 315-6366. Thank you for your attention to this matter.

Very truly yours,

/s/ Colleen Meyer

Colleen Meyer

cc:	Ronald R. Redell

Neal Zalvan

Timothy W. Diggins

Jeremy C. Smith